Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income
For the year ended December 31, 2021	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income
Operating expenses	$7,893	$74	$7,967	$166	$—	$166
Interest expense	$743	$53	$796	$552	$92	$644
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	$(55,582)	$(798)	$(56,380)	$987	$(29)	$958
	Canadian Pension Plans	Other Post-employment Benefit Plans
For the year ended December 31, 2020		Canadian	US	Total
Consolidated statements of income
Operating expenses	$7,188	$145	$—	$145
Interest expense	$423	$618	$128	$746
Consolidated statements of comprehensive income
Actuarial losses on employee benefit plans	$11,390	$1,686	$617	$2,303
	Canadian Pension Plans	Other Post-employment Benefit Plans
For the year ended December 31, 2019		Canadian	US	Total
Consolidated statements of income
Operating expenses	$6,198	$116	$—	$116
Interest expense	$524	$665	$150	$815
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	$(3,325)	$1,533	$658	$2,191

Schedule of balance sheet obligations, distributed between pension and other post-employment benefits
As at December 31,	2021	2020
Included in other long-term liabilities
Pension benefits	$17,927	$22,070
Other post-employment benefits	27,294	25,914
Accrued benefit liabilities (Note 23)	$45,221	$47,984
Included in other long-term assets
Pension benefits (Note 15)	$30,105	$—

Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2021	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$348,526	$72,906	$421,432	$—	$—	$—
Fair value of plan assets	(379,740)	(54,979)	(434,719)	—	—	—
	(31,214)	17,927	(13,287)	—	—	—
Present value of unfunded obligations	1,109	—	1,109	22,429	4,865	27,294
(Pension benefits) accrued benefit liabilities	$(30,105)	$17,927	$(12,178)	$22,429	$4,865	$27,294
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2020	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$375,222	$—	$375,222	$—	$—	$—
Fair value of plan assets	(354,385)	—	(354,385)	—	—	—
	20,837	—	20,837	—	—	—
Present value of unfunded obligations	1,233	—	1,233	21,403	4,511	25,914
Accrued benefit liabilities	$22,070	$—	$22,070	$21,403	$4,511	$25,914

Schedule of changes in benefit obligations and fair value of plan assets
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2021	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2021	$376,455	$—	$376,455	$21,403	$4,511	$25,914
Initial balance from transaction	—	74,113	74,113	—	646	646
Current service cost	7,462	74	7,536	166	—	166
Interest expense	9,872	235	10,107	552	92	644
Remeasurements
Actuarial gains arising from plan experience	(556)	(70)	(626)	4,895	246	5,141
Actuarial gains from change in demographic assumptions	—	—	—	—	(1)	(1)
Actuarial gains from changes in financial assumptions	(33,099)	(942)	(34,041)	(3,908)	(274)	(4,182)
Benefits paid	(11,067)	(488)	(11,555)	(590)	(388)	(978)
Contributions by plan participants	1,001	1	1,002	—	—	—
Foreign exchange & other	(433)	(17)	(450)	(89)	33	(56)
Benefit obligation, December 31, 2021	349,635	72,906	422,541	22,429	4,865	27,294
Change in fair value of plan assets
Fair value of plan assets, January 1, 2021	(354,385)	—	(354,385)	—	—	—
Initial balance from Transaction	—	(55,511)	(55,511)	—	—	—
Contributions by plan participants	(1,001)	(1)	(1,002)	—	—	—
Contributions by employer	(4,796)	—	(4,796)	590	388	978
Interest income	(9,129)	(182)	(9,311)	—	—	—
Benefits paid	11,067	488	11,555	(590)	(388)	(978)
Remeasurements
Return on plan assets, excluding interest income	(21,927)	214	(21,713)	—	—	—
Administrative costs	431	—	431	—	—	—
Foreign exchange & other	—	13	13	—	—	—
Fair value of plan assets, December 31, 2021	(379,740)	(54,979)	(434,719)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2021	$(30,105)	$17,927	$(12,178)	$22,429	$4,865	$27,294
As at December 31, 2020	Canadian Pension Plans	Other Post-employment Benefit Plans
		Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2020	$332,823	$19,399	$4,109	$23,508
Current service cost	6,695	145	—	145
Interest expense	10,723	618	128	746
Remeasurements
Actuarial gains arising from plan experience	2,212	—	184	184
Actuarial gains from change in demographic assumptions	—	—	11	11
Actuarial gains from changes in financial assumptions	33,278	1,735	373	2,108
Benefits paid	(10,294)	(494)	(232)	(726)
Contributions by plan participants	1,018	—	—	—
Foreign exchange	—	—	(62)	(62)
Benefit obligation, December 31, 2020	376,455	21,403	4,511	25,914
Change in fair value of plan assets
Fair value of plan assets, January 1, 2020	(324,257)	—	—	—
Contributions by plan participants	(1,018)	—	—	—
Contributions by employer	(5,497)	(494)	(232)	(726)
Interest income	(10,300)	—	—	—
Benefits paid	10,294	494	232	726
Remeasurements
Return on plan assets, excluding interest income	(24,100)	—	—	—
Administrative costs	493	—	—	—
Fair value of plan assets, December 31, 2020	(354,385)	—	—	—
Accrued benefit liabilities, December 31, 2020	$22,070	$21,403	$4,511	$25,914

Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans
	Pension Plans	Other Post-employment Benefit Plans
2022	$15,169	$1,056
2023	$15,361	$1,072
2024	$16,416	$1,222
2025	$17,244	$1,263
2026	$18,232	$1,298
2027 to 2031	$101,879	$7,121

Schedule of significant assumptions adopted in measuring pension and other benefit obligations
As at December 31,	2021	2020
Equity securities
Canada	22.8%	22.9%
United States	19.3%	19.7%
International (other than United States)	13.5%	14.3%
Fixed income instruments
Canada	42.3%	41.0%
Cash and cash equivalents	2.1%	2.1%
As at December 31,	2021
Equity securities
United States	33.4%
International	22.8%
Fixed income instruments
United States	29.9%
Canada	0.4%
International	4.8%
Other investments
United States	4.4%
International	4.3%

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used
	Canadian	US	Canadian
As at December 31,	2021	2021	2020
Actuarial benefit obligation
Discount rate	3.20%	2.85%	2.60%
Benefit costs for the year ended
Discount rate	2.80%	2.75%	3.20%
Future salary growth	2.50%	N/A	2.50%

Schedule of other post-employment benefit plans
	Canadian		US
As at December 31,	2021	2020	2021	2020
Benefit costs for the year ended
Discount rate	3.20%	3.20%	2.50% to 2.85%	2.95%
Health care cost trend rate	3.49% to 5.49%	3.49% to 5.49%	N/A	N/A
Other medical trend rates	4.00% to 4.56%	4.00% to 4.56%	N/A	N/A

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions
	Canadian		US
As at December 31, 2021	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(45,732)	$58,488	$(8,418)	$10,317
Future salary growth	$8,606	$(6,839)	N/A	N/A
	Canadian
As at December 31, 2020	1% increase	1% decrease
Discount rate	$(53,058)	$67,549
Future salary growth	$10,423	$(9,165)
	Canadian		US
As at December 31, 2021	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,961)	$3,734	$(408)	$474
Medical and dental trend rates	$2,216	$(1,826)	N/A	N/A
	Canadian		US
As at December 31, 2020	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(3,067)	$3,860	$(419)	$491
Medical and dental trend rates	$2,222	$(1,839)	N/A	N/A